Shareholder Report, Holdings (Details) - C000179256	May 31, 2025
09262F100 | BlackRock ESG Capital Allocation Term Trust
Holdings [Line Items]
Percent of Net Asset Value	11.50%
09260Q108 | BlackRock Technology and Private Equity Term Trust
Holdings [Line Items]
Percent of Net Asset Value	9.30%
G3156P103 | ASA Gold and Precious Metals Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
36242H104 | Gabelli Dividend & Income Trust (The)
Holdings [Line Items]
Percent of Net Asset Value	5.10%
69346N107 | PIMCO Dynamic Income Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	4.80%
368802104 | General American Investors Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
64133Q108 | Neuberger Berman Next Generation Connectivity Fund, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
92840R101 | Virtus Dividend Interest & Premium Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	2.80%
670750108 | Nuveen Multi-Asset Income Fund
Holdings [Line Items]
Percent of Net Asset Value	2.80%
006212104 | Adams Diversified Equity Fund, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Alternative
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Equity
Holdings [Line Items]
Percent of Net Asset Value	41.80%